Label	Element	Value
AllianzGI International Small-Cap Fund
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ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated July 1, 2019 to the

Statutory Prospectus for Class A, Class C, Class R, Class T, Class R6, Institutional Class, Class P and Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2019 (as supplemented thereafter)

Disclosure Relating to AllianzGI International Small-Cap Fund

(for purposes of this section only, the “Fund”)

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Effective immediately, within the Fund Summary relating to the Fund, the subsection entitled “Principal Investment Strategies” is hereby revised and restated in its entirety as follows:

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund currently defines companies with smaller market capitalizations as those with market capitalizations comparable to companies included in the MSCI World Small-Cap Index (between $70.5 million and $10.3 billion as of December 31, 2018). Under normal market and other conditions, the Fund expects to maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities in the MSCI World Small-Cap Index, which as of December 31, 2018 would permit the Fund to maintain a weighted-average market capitalization ranging from $1.4 billion to $5.7 billion. The Fund normally invests principally in securities of issuers located outside the United States and allocates its investments among at least eight different countries. The Fund may invest up to 30% of its assets in emerging market securities (but no more than 10% in any one emerging market country).

Regional portfolio managers based in Europe, Japan and Asia (outside Japan) collaborate to produce a Fund portfolio that includes what the portfolio managers believe are the best available investment opportunities from each of those three regions. The portfolio managers may consider anticipated economic growth rate, political outlook, current and forecasted inflation rates, currency outlook and interest rate environment to help identify countries and regions that are likely to offer the best investment opportunities. When evaluating individual issuers, the portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; and differentiated or superior products and services or a steady stream of new products and services.

In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), real estate investment trusts (“REITs”) and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. The Fund typically does not engage in active hedging of currency but retains flexibility to do so depending on market performance. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

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Within the Fund Summary relating to the Fund, the following is hereby added to the alphabetical list of principal risks in the subsection entitled “Principal Risks” after the first six risks:

REIT and Real Estate-Related Investment Risk: Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.